LEASE (Tables)	12 Months Ended
Dec. 31, 2025
LEASE
Summary of supplemental cash flow information related to operating leases

	2023	2024	2025
Cash payments for operating leases	111,786	316,608	249,357
Operating ROU assets obtained in exchange for new operating lease liabilities	—	389,024	2,361,670
Operating ROU assets released in exchange for operating lease liabilities	—	—	119,252

Schedule of future minimum lease payments under non-cancelable operating lease agreements

As of December 31,
2025
1 year (Including 1 year)	693,030
1 year to 2 years (Including 2 years)	551,585
2 years to 3 years (Including 3 years)	448,469
3 years to 4 years (Including 4 years)	465,134
4 years to 5 years (Including 5 years)	363,004
Over 5 years	22,329
Total lease payments	2,543,551

Less: imputed interest	(314,320)
Present value of lease liabilities	2,229,231